SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

We implemented a new organizational structure during the third quarter of 2015 and we have three reportable segments effective October 1, 2015.

•OEM Solutions
•Enterprise Solutions
•Cloud and Connectivity Services

Our segments have changed from those reported at December 31, 2014 when we reported two segments. We have not restated our comparative information as the operations related to Cloud and Connectivity Services that were formerly included in the Enterprise Solutions segment were not material prior to 2015.

As our chief operating decision maker does not evaluate the performance of our operating segments based on segment assets, management does not classify asset information on a segmented basis. Despite the absence of discrete financial information, we do measure our revenue based on other forms of categorization such as by the geographic distribution in which our products are sold.

REVENUE AND GROSS MARGIN BY SEGMENT

	Year ended December 31, 2016
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$516,517	$71,486	$27,604	$615,607
Cost of goods sold	349,921	31,537	16,406	397,864
Gross margin	$166,596	$39,949	$11,198	$217,743
Gross margin %	32.3%	55.9%	40.6%	35.4%
Expenses				196,395
Earnings from operations				$21,348
Total assets				$578,459

	Year ended December 31, 2015
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$523,366	$63,072	$21,360	$607,798
Cost of goods sold	371,559	29,945	12,439	413,943
Gross margin	$151,807	$33,127	$8,921	$193,855
Gross margin %	29.0%	52.5%	41.8%	31.9%
Expenses				183,741
Earnings from operations				$10,114
Total assets				$546,332

	Year ended December 31, 2014
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$476,650	$71,873	$—	$548,523
Cost of goods sold	336,132	33,412	—	369,544
Gross margin	$140,518	$38,461	$—	$178,979
Gross margin %	29.5%	53.5%	—	32.6%
Expenses				185,573
Loss from operations				$(6,594)
Total assets				$515,364

REVENUE BY GEOGRAPHICAL REGION

	2016	2015	2014
Americas	$194,019	$196,476	$157,803
Europe, Middle East and Africa	137,803	116,686	87,629
Asia-Pacific	283,785	294,636	303,091
	$615,607	$607,798	$548,523

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2016	2015
Americas	$18,001	$15,324
Europe, Middle East and Africa	10,814	8,171
Asia-Pacific	5,365	5,452
	$34,180	$28,947